Accumulation Units	12 Months Ended
Dec. 31, 2011
Accumulated Units Disclosure [Text Block]

Note 11—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows (in millions):

	For The Years Ended December 31,
	2011	2010	2009
Outstanding:
Beginning of period	48.1	39.5	41.5
Credited for premiums	10.0	12.9	4.8
Annuity, payments, withdrawals and death benefits	(4.7)	(4.3)	(6.8)

End of period	53.4	48.1	39.5